Note 15 - Redeemable Non-controlling Interests (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Redeemable Noncontrolling Interest, Equity, Carrying Amount, Total	$ 359,150	$ 343,361
Subordinate Non-controlling Interest Shares	4,500,000
Redemption Amount [Member]
Redeemable Noncontrolling Interest, Equity, Carrying Amount, Total	$ 333,064	$ 316,012